Income Taxes - Summary of Reconciliation of Tax Expense Computed by Applying Statutory Income Tax Rate to Pre-Tax Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Income tax benefit at PRC statutory rate	¥ (2,556,222)	$ (367,178)	¥ (2,245,608)	¥ (936,124)
Effect of differing tax rates in different jurisdictions	293,976	42,227	172,111	(35,888)
Non-deductible expenses	436,312	62,672	380,327	171,784
Research and development super-deduction	(66,026)	(9,484)	(40,466)	(10,746)
Effect of PRC preferential tax rates and tax holiday	707,518	101,629	709,165	320,114
Other adjustments	104,484	15,008	(51,451)	10,393
Change in valuation allowance	1,131,810	162,574	1,154,723	472,902
Income tax (benefit)/expense	¥ 51,852	$ 7,448	¥ 78,801	¥ (7,565)